SCHEDULE OF EFFECTIVE TAX EXPENSE (BENIFIT) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Loss before taxes on income	$ 18,410	$ 21,676	$ 15,036
Theoretical statutory tax benefit	4,234	4,985	3,458
Losses for which a valuation allowance was provided or benefit from loss carryforwards and permanent differences	(4,234)	(4,985)	(3,458)
Income tax expense
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Israeli statutory income tax rate	23.00%	23.00%	23.00%